Changes in Accumulated Other Comprehensive Loss, Net of Taxes, Related to Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of taxes	$ 2,636	$ 2,846	$ 3,151
Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balances	(2,870)	(5,716)	(8,867)
Other comprehensive income (loss) before reclassifications, net of taxes	(2,154)	(3,169)	(2,668)
Amounts reclassified from accumulated other comprehensive loss to interest expense, net of taxes	4,790	6,015	5,819
Net other comprehensive income	2,636	2,846	3,151
Ending balances	$ (234)	$ (2,870)	$ (5,716)